Summary of Significant Accounting Policies - Concentration of Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Cash in excess of the FDIC insurance	$ 17.8	$ 30.9